Quarterly Holdings Report
for
Fidelity® Magellan® K6 Fund
June 30, 2026
MAG-K6-NPRT1-0826
1.9893880.107
Common Stocks - 99.3%
	Shares	Value ($)
TAIWAN - 2.7%
Information Technology - 2.7%
Semiconductors & Semiconductor Equipment - 2.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	18,890	9,021,297
UNITED STATES - 96.6%
Communication Services - 10.5%
Interactive Media & Services - 10.5%
Alphabet Inc Class A	38,450	13,740,877
Alphabet Inc Class C	28,016	9,898,893
Meta Platforms Inc Class A	19,967	11,247,211
TOTAL COMMUNICATION SERVICES		34,886,981
Consumer Discretionary - 11.0%
Broadline Retail - 5.8%
Amazon.com Inc (a)	80,865	19,273,365
Hotels, Restaurants & Leisure - 3.0%
Hilton Worldwide Holdings Inc	15,851	5,238,121
Marriott International Inc/MD Class A1	12,300	4,558,257
		9,796,378
Specialty Retail - 2.2%
AutoZone Inc (a)	1,166	3,726,466
O'Reilly Automotive Inc (a)	41,355	3,808,382
		7,534,848
TOTAL CONSUMER DISCRETIONARY		36,604,591
Consumer Staples - 1.6%
Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp	5,523	5,166,600
Financials - 7.6%
Capital Markets - 3.6%
Interactive Brokers Group Inc Class A	45,760	3,982,950
Moody's Corp	9,284	4,204,910
S&P Global Inc	9,647	3,928,837
		12,116,697
Financial Services - 4.0%
Mastercard Inc Class A	12,090	6,209,424
Visa Inc Class A	20,407	7,001,438
		13,210,862
TOTAL FINANCIALS		25,327,559
Health Care - 2.4%
Health Care Providers & Services - 2.4%
Cencora Inc	13,696	3,875,694
McKesson Corp	5,349	4,041,704
TOTAL HEALTH CARE		7,917,398
Industrials - 16.7%
Aerospace & Defense - 4.9%
GE Aerospace	18,352	6,858,693
HEICO Corp Class A	16,832	4,341,141
TransDigm Group Inc	3,506	4,670,132
		15,869,966
Building Products - 1.3%
Trane Technologies PLC	9,052	4,445,980
Commercial Services & Supplies - 2.2%
Cintas Corp	20,884	3,551,951
Republic Services Inc	18,100	3,856,748
		7,408,699
Construction & Engineering - 2.3%
API Group Corp (a)	80,863	3,424,548
Quanta Services Inc	5,695	4,100,628
		7,525,176
Electrical Equipment - 1.4%
Eaton Corp PLC	10,789	4,597,409
Machinery - 4.6%
Caterpillar Inc	6,243	6,648,171
Cummins Inc	6,200	4,421,902
Westinghouse Air Brake Technologies Corp	16,060	4,329,776
		15,399,849
TOTAL INDUSTRIALS		55,247,079
Information Technology - 43.0%
Communications Equipment - 2.9%
Arista Networks Inc (a)	29,830	5,067,520
Motorola Solutions Inc	11,226	4,662,046
		9,729,566
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp Class A	33,552	5,915,889
Semiconductors & Semiconductor Equipment - 27.4%
Advanced Micro Devices Inc (a)	22,630	13,145,993
Analog Devices Inc	9,998	3,970,906
Broadcom Inc	43,190	16,315,023
KLA Corp	39,160	11,814,964
Lam Research Corp	21,410	9,277,595
NVIDIA Corp	180,170	36,050,215
		90,574,696
Software - 8.0%
Cadence Design Systems Inc (a)	15,733	5,904,910
Microsoft Corp	39,468	14,722,353
Palo Alto Networks Inc (a)	17,010	5,800,750
		26,428,013
Technology Hardware, Storage & Peripherals - 2.9%
Seagate Technology Holdings PLC	6,280	6,060,200
Western Digital Corp	5,510	3,519,347
		9,579,547
TOTAL INFORMATION TECHNOLOGY		142,227,711
Materials - 3.8%
Chemicals - 1.4%
Linde PLC	9,104	4,724,430
Construction Materials - 2.4%
Martin Marietta Materials Inc	6,940	4,002,298
Vulcan Materials Co	13,090	3,861,681
		7,863,979
TOTAL MATERIALS		12,588,409
TOTAL UNITED STATES		319,966,328
TOTAL COMMON STOCKS (Cost $173,467,661)		328,987,625

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $3,679,882)	3.69	3,679,354	3,680,090

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $177,147,543)	332,667,715
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(1,233,211)
NET ASSETS - 100.0%	331,434,504

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,810,141	31,796,906	30,927,166	24,677	-	209	3,680,090	3,679,354	0.0%
Fidelity Securities Lending Cash Central Fund	-	8,987,702	8,987,702	197	-	-	-	-	0.0%
Total	2,810,141	40,784,608	39,914,868	24,874	-	209	3,680,090

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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